Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2020
Registrant Name	dei_EntityRegistrantName	VALIC COMPANY I
Entity Central Index Key	dei_EntityCentralIndexKey	0000719423
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 11, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 11, 2021
Prospectus Date	rr_ProspectusDate	Jan. 11, 2021
Asset Allocation Fund | Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCAAX